Income Tax - Schedule of Net Deferred Tax Asset (Details)	Dec. 31, 2025 USD ($)
Deferred tax assets:
Stock based compensation	$ 12,117
Change in fair value of digital assets	29,651,948
Loss on purchase of Bitcoin	12,859,323
Net operating loss carryforwards	926,316
Total deferred tax assets	43,449,705
Valuation allowance	(43,449,705)
Deferred tax assets, net valuation allowance